Related Party Transaction and Balances (Details) - Schedule of Transactions with Related Parties - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Rental revenue:
Rental revenue	¥ 754,285	¥ 754,285	¥ 906,667
Rental Revenue [Member] | Yuanmeng [Member]
Rental revenue:
Rental revenue			152,382
Rental Revenue [Member] | Lianwai Kindergarten [Member]
Rental revenue:
Rental revenue	754,285	754,285	754,285
Repayments of loans to related parties [Member] | Qiaoxiang Education [Member]
Rental revenue:
Rental revenue	¥ 23,161,000